Nature of Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2012
Nature of Operations [Abstract]
Shares of stock offered and sold (in shares)	1,388,625
Price per share of common stock issued (in dollars per share)	$ 10.00
Gross proceeds from stock issued	$ 13,886,250
Stock issuance costs incurred	535,000,000
Investment in affiliate	$ 7,100,000
Percentage of proceeds from stock issuance invested in affiliate (in hundredths)	53.00%
Number of wholly owned subsidiaries		5